9. Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets, Current [Abstract]
Value-added tax recoverable, current	$ 193	$ 483
Deposit and prepayment for acquisitions, net of provision of $10,921 and $10,840, respectively	56	55
Other deposit and prepayment, net of provision of $3,584 and $452, respectively	2,659	1,216
Other receivable, net of provision of $1,968 and $914, respectively	2,262	2,628
Total prepaid expenses and other current assets	$ 5,170	$ 4,382